Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2018
Prepaid expenses and other assets
Prepaid expenses and other assets

3.            Prepaid expenses and other assets

The following is a table summarizing our prepaid expenses and other assets as of June 30, 2018 and December 31, 2017:

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
SSM - prepaid vessel operating expense	$4,902	$6,391
Prepaid insurance - related party	404	2,428
Related party prepaid expenses	5,306	8,819
Prepaid insurance	3,535	1,001
Prepaid interest	1,245	1,153
Third party - prepaid vessel operating expenses	749	1,255
Other prepaid expenses	2,441	5,492
	$13,276	$17,720